EQUITY - Exercise of 2019 Registered Direct Offering Warrants (Details)	Apr. 23, 2021 USD ($) shareholder $ / shares shares	Nov. 30, 2021 $ / shares	Dec. 20, 2019 $ / shares	Aug. 15, 2019 $ / shares	Jul. 21, 2019 shares	Jun. 21, 2019 shares
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 0.82
SeriesWarrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant number of securities called by warrants | shares					133,602	133,603
Exercise price of warrants			$ 15.00	$ 37.2
SeriesWarrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Class of warrant number of securities called by warrants | shares					1,336,021	1,336,021
Exercise price of warrants			$ 1.50	$ 3.72
Note Warrant [Member] | SeriesWarrants [Member]
Class of Warrant or Right [Line Items]
Number of shareholder | shareholder	1
Class of warrant number of securities called by warrants | shares	4,403
Exercise price of warrants	$ 5.0
Gross proceeds from warrant exercises | $	$ 22,015
Note Warrant [Member] | SeriesWarrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Class of warrant number of securities called by warrants | shares	44,029
Exercise price of warrants	$ 0.50